EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of earnings per share

	Continued operations			Discontinued operations		Continued and discontinued operations
	12.31.21	12.31.20	12.31.19	12.31.21	12.31.19	12.31.21	12.31.19
Basic numerator
Net earnings (loss) for the year attributable to controlling shareholders	499,385	1,518,492	1,067,312	(79,930)	(904,628)	419,455	162,684
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481	809,110,872	811,539,167	807,929,481	811,539,167	807,929,481	811,539,167
Net earnings (loss) per share basic - R$	0.62	1.88	1.32	(0.10)	(1.11)	0.52	0.20

Diluted numerator
Net earnings (loss) for the year attributable to controlling shareholders	499,385	1,518,492	1,067,312	(79,930)	(904,628)	419,455	162,684

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	807,929,481	809,110,872	811,539,167	807,929,481	811,539,167	807,929,481	811,539,167
Number of potential shares	749,167	2,237,936	2,327,952	-	-	749,167	2,327,952
Weighted average number of outstanding shares - diluted	808,678,648	811,348,808	813,867,119	807,929,481	811,539,167	808,678,648	813,867,119
Net earnings (loss) per share diluted - R$	0.62	1.87	1.31	(0.10)	(1.11)	0.52	0.20